Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	669,390,677	263,725,234	169,217,460
Common stock, shares outstanding	669,390,677	263,725,234	169,217,460
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	50,000	50,000	75,000
Preferred stock, shares outstanding	50,000	50,000	75,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	129,559	129,559	129,559
Preferred stock, shares issued	76,559	0	0
Preferred stock, shares outstanding	76,559	0	0
Series D Preferred Stock [Member]
Preferred stock, shares authorized	400	400	400
Preferred stock, shares issued	550	0	0
Preferred stock, shares outstanding	550	0	0